10-K Employee Benefit Plans	6 Months Ended
Jun. 30, 2023
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
Pension and other postretirement benefit plans
The Company participates in self-sponsored qualified defined benefit plans which are accounted for as single-employer plans and are reflected in the Company’s consolidated financial statements. The Company uses a measurement date of December 31,1 for all its pension and postretirement benefit plans. Prior to 2010, defined benefit pension plan benefits and accruals for the nonunion plan were frozen and on June 30, 2015, the remaining union plan was frozen. These employees were eligible to receive additional defined contribution plan benefits. In October 2018, the Company transferred the liability of certain participants in the nonunion defined benefit pension plan, who are currently receiving benefits, to an annuity company. The transfer of the benefit payments for these participants reduced the Company’s liability and future premiums.
The postretirement benefit plan in which the Company participates relates to a multiple-employer plan sponsored by MDU Resources. The plan maintains separate accounting records for each plan, including separate actuarial valuations, therefore the Company is accounting for the plan as single-employer plans within its consolidated financial statements. Effective January 1, 2015, eligibility to receive retiree medical benefits was modified at certain of the Company’s businesses. Employees who had attained age 55 with 10 years of continuous service by December 31, 2010, will be provided the current retiree medical insurance benefits or can elect the new benefit, if desired, regardless of when they retire. All other current employees must meet the new eligibility criteria of age 55 and 10 years of continuous service at the time they retire. These employees will be eligible for a specified company funded Retiree Reimbursement Account. Employees hired after December 31, 2014, will not be eligible for retiree medical benefits.
In 2012, the Company modified health care coverage for certain retirees. Effective January 1, 2013, post-65 coverage was replaced by a fixed-dollar subsidy for retirees and spouses to be used to purchase individual insurance through a healthcare exchange.
Changes in benefit obligation and plan assets and amounts recognized in the Consolidated Balance Sheets at December 31, were as follows:

	Pension Benefits		Other Postretirement Benefits
	2022	2021	2022	2021
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$44,363	$46,783	$19,480	$21,790
Service cost	—	—	522	567
Interest cost	1,127	1,053	514	492
Plan participants’ contributions	—	—	3	3
Actuarial gain	(9,174)	(832)	(5,319)	(2,769)
Benefits paid	(2,558)	(2,641)	(584)	(603)
Benefit obligation at end of year	33,758	44,363	14,616	19,480
Change in net plan assets:
Fair value of plan assets at beginning of year	39,345	40,710	314	505
Actual return on plan assets	(8,356)	1,276	(473)	17
Employer contribution	—	—	426	392
Plan participants’ contributions	—	—	3	3
Benefits paid	(2,558)	(2,641)	(584)	(603)
Fair value of net plan assets at end of year	28,431	39,345	(314)	314
Funded status - under	$(5,327)	$(5,018)	$(14,930)	$(19,166)
Amounts recognized in the Consolidated Balance Sheets at December 31:
Other accrued liabilities	$—	$—	$1,044	$544
Noncurrent liabilities - other	5,327	5,018	13,886	18,622
Benefit obligation liabilities - net amount recognized	$5,327	$5,018	$14,930	$19,166
Amounts recognized in accumulated other comprehensive loss consist of:
Actuarial (gain) loss	$19,087	$18,788	$(2,057)	$3,128
Prior service credit	—	—	(109)	(189)
Total	$19,087	$18,788	$(2,166)	$2,939
Employer contributions and benefits paid in the preceding table include only those amounts contributed directly to, or paid directly from, plan assets.
In 2022 and 2021, the actuarial gain recognized in the benefit obligation was primarily the result of an increase in the discount rate. For more information on the discount rates, see the table below. Unrecognized pension actuarial gains and losses in excess of 10 percent of the greater of the projected benefit obligation or the market-related value of assets are amortized over the average life expectancy of plan participants for frozen plans. The market-related value of assets is determined using a five years average of assets.
The pension plans all have accumulated benefit obligations in excess of plan assets. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for these plans at December 31, were as follows:

	2022	2021
	(In thousands)
Projected benefit obligation	$33,758	$44,363
Accumulated benefit obligation	$33,758	$44,363
Fair value of plan assets	$28,431	$39,345
The components of net periodic benefit cost (credit), other than the service cost component, are included in other income on the Consolidated Statements of Operations. Prior service credit is amortized on a straight-line basis over the average remaining service period of active participants. These components related to the Company’s pension and other postretirement benefit plans for the years ended December 31, were as follows:

	Pension Benefits			Other Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In thousands)
Components of net periodic benefit cost (credit):
Service cost	$—	$—	$—	$522	$567	$554
Interest cost	1,127	1,053	1,291	514	492	650
Expected return on assets	(1,973)	(2,028)	(2,065)	(12)	(19)	(17)
Amortization of prior service credit	—	—	—	(79)	(79)	(79)
Recognized net actuarial loss	856	971	862	351	135	306
Net periodic benefit cost (credit)	10	(4)	88	1,296	1,096	1,414
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss:
Net (gain) loss	1,155	(162)	794	(4,833)	(2,763)	(181)
Amortization of actuarial loss	(856)	(1,108)	(985)	(351)	(135)	(306)
Amortization of prior service credit	—	—	—	79	90	90
Total recognized in accumulated other comprehensive loss	299	(1,270)	(191)	(5,105)	(2,808)	(397)
Total recognized in net periodic benefit cost (credit) and accumulated other comprehensive loss	$309	$(1,274)	$(103)	$(3,809)	$(1,712)	$1,017
Weighted average assumptions used to determine benefit obligations at December 31, were as follows:

	Pension Benefits		Other Postretirement Benefits
	2022	2021	2022	2021
Discount rate	5.06%	2.62%	5.07%	2.69%
Expected return on plan assets	6.50%	6.00%	6.00%	5.50%
Rate of compensation increase	N/A	N/A	3.00%	3.00%
Weighted average assumptions used to determine net periodic benefit cost (credit) for the years ended December 31, were as follows:

	Pension Benefits		Other Postretirement Benefits
	2022	2021	2022	2021
Discount rate	2.62%	2.29%	2.69%	2.38%
Expected return on plan assets	6.00%	6.00%	5.50%	5.50%
Rate of compensation increase	N/A	N/A	3.00%	3.00%
The expected rate of return on pension plan assets is based on a targeted asset allocation range determined by the funded ratio of the plan. As of December 31, 2022, the expected rate of return on pension plan assets is based on the targeted asset allocation range of 40 percent to 50 percent equity securities and 50 percent to 60 percent fixed-income securities and the expected rate of return from these asset categories. The expected rate of return on other postretirement plan assets is based on the targeted asset allocation range of 10 percent to 20 percent equity securities and 80 percent to 90 percent fixed-income securities and the expected rate of return from these asset categories. The expected return on plan assets for other postretirement benefits reflects insurance-related investment costs.
Health care rate assumptions for the Company’s other postretirement benefit plans as of December 31, were as follows:

	2022	2021
Health care trend rate assumed for next year	7.5%	7.0%
Health care cost trend rate – ultimate	4.5%	4.5%
Year in which ultimate trend rate achieved	2033	2031
The Company’s other postretirement benefit plans include health care and life insurance benefits for certain retirees. The plans underlying these benefits may require contributions by the retiree depending on such retiree’s age and years of service at retirement or the date of retirement. The Company contributes a flat dollar amount to the monthly premiums, which is updated annually on January 1.
The Company does not expect to contribute to its defined benefit pension plans in 2023 due to an additional $2.7 million contributed to the plans in 2019 creating prefunding credits to be used in future years. The Company expects to contribute approximately $563,000 to its postretirement benefit plans in 2023.
The following benefit payments, which reflect future service, as appropriate, and expected Medicare Part D subsidies at December 31, 2022, are as follows:

Years	Pension Benefits	Other Postretirement Benefits	Expected Medicare Part D Subsidy
	(In thousands)
2023	$2,876	$738	$8
2024	2,782	902	7
2025	2,759	1,023	6
2026	2,725	1,169	5
2027	2,667	1,240	5
2028-2032	12,410	1,685	16
Outside investment managers manage the Company’s pension and postretirement assets. The Company’s investment policy with respect to pension and other postretirement assets is to make investments solely in the interest of the participants and beneficiaries of the plans and for the exclusive purpose of providing benefits accrued and defraying the reasonable expenses of administration. The Company strives to maintain investment diversification to assist in minimizing the risk of large losses. The Company’s policy guidelines allow for investment of funds in cash equivalents, fixed-income securities and equity securities. The guidelines prohibit investment in commodities and futures contracts, equity private placement, employer securities, leveraged or derivative securities, options, direct real estate investments, precious metals, venture capital and limited partnerships. The guidelines also prohibit short selling and margin transactions. The Company’s practice is to periodically review and rebalance asset categories based on its targeted asset allocation percentage policy.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The fair value ASC establishes a hierarchy for grouping assets and liabilities, based on the significance of inputs. The estimated fair values of the Company’s pension plans’ assets are determined using the market approach.
The carrying value of the pension plans’ Level 2 cash equivalents approximates fair value and is determined using observable inputs in active markets or the net asset value of shares held at year end, which is determined using other observable inputs, including pricing from outside sources.
The estimated fair value of the pension plans’ Level 1 and Level 2 equity securities are based on the closing price reported on the active market on which the individual securities are traded or other known sources including pricing from outside sources. The estimated fair value of the pension plans’ Level 1 and Level 2 collective and mutual funds are based on the net asset value of shares held at year end, based on either published market quotations on active markets or other known sources, including pricing from outside sources. The estimated fair value of the pension plans’ Level 2 corporate and municipal bonds is determined using other observable inputs, including benchmark yields, reported trades, broker/dealer quotes, bids, offers, future cash flows and other reference data. The estimated fair value of the pension plans’ Level 1 U.S. Government securities are valued based on quoted prices on an active market. The estimated fair value of the pension plans’ Level 2 U.S. Government securities are valued mainly using other observable inputs, including benchmark yields, reported trades, broker/dealer quotes, bids, offers, to be announced prices, future cash flows and other reference data. The estimated fair value of the pension plans’ Level 2 pooled separate accounts are determined using observable inputs in active markets or the net asset value of shares held at year end, or other observable inputs. Some of these securities are valued using pricing from outside sources.
All investments measured at net asset value in the tables that follow are invested in commingled funds, separate accounts or common collective trusts which do not have publicly quoted prices. The fair value of the commingled funds, separate accounts and common collective trusts are determined based on the net asset value of the underlying investments. The fair value of the underlying investments held by the commingled funds, separate accounts and common collective trusts is generally based on quoted prices in active markets.
Though the Company believes the methods used to estimate fair value are consistent with those used by other market participants, the use of other methods or assumptions could result in a different estimate of fair value.
The fair value of the Company’s pension plans’ assets (excluding cash) by class were as follows:

	Fair Value Measurements at December 31, 2022, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2022
	(In thousands)
Assets:
Cash equivalents	$—	$859	$—	$859
Equity securities:
U.S. companies	777	—	—	777
International companies	—	49	—	49
Collective and mutual funds(a)	12,729	3,508	—	16,237
Corporate bonds	—	8,554	—	8,554
Municipal bonds	—	621	—	621
U.S. Government securities	320	92	—	412
Pooled separate accounts(b)	—	337	—	337
Investments measured at net asset value(c)	—	—	—	585
Total assets measured at fair value	$13,826	$14,020	$—	$28,431
__________________
(a)Collective and mutual funds invest approximately 29 percent in corporate bonds, 24 percent in common stock of large-cap U.S. companies, 16 percent in common stock of international companies, 7 percent in cash and cash equivalents, 7 percent in U.S. Government securities and 17 percent in other investments.
(b)Pooled separate accounts are invested 100 percent in cash and cash equivalents.
(c)In accordance with ASC 820 - Fair Value, Measurements certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Consolidated Balance Sheets.

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2021
	(In thousands)
Assets:
Cash equivalents	$—	$489	$—	$489
Equity securities:
U.S. companies	789	—	—	789
International companies	—	135	—	135
Collective and mutual funds(a)	17,620	4,364	—	21,984
Corporate bonds	—	13,199	—	13,199
Municipal bonds	—	791	—	791
U.S. Government securities	750	201	—	951
Pooled separate accounts(b)	—	326	—	326
Investments measured at net asset value(c)	—	—	—	681
Total assets measured at fair value	$19,159	$19,505	$—	$39,345
__________________
(a)Collective and mutual funds invest approximately 37 percent in corporate bonds, 19 percent in common stock of international companies, 16 percent in common stock of large-cap U.S. companies, 9 percent in U.S. Government securities and 19 percent in other investments.
(b)Pooled separate accounts are invested 100 percent in cash and cash equivalents.
(c)In accordance with ASC 820 - Fair Value, Measurements certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Consolidated Balance Sheets.
The estimated fair values of the Company’s other postretirement benefit plans’ assets are determined using the market approach.
The estimated fair value of the other postretirement benefit plans’ Level 2 cash equivalents is valued at the net asset value of shares held at year end, based on published market quotations on active markets, or using other known sources including pricing from outside sources. The estimated fair value of the other postretirement benefit plans’ Level 1 and Level 2 equity securities is based on the closing price reported on the active market on which the individual securities are traded or other known sources, including pricing from outside sources. The estimated fair value of the other postretirement benefit plans’ Level 2 insurance contract is based on contractual cash surrender values that are determined primarily by investments in managed separate accounts of the insurer. These amounts approximate fair value. The managed separate accounts are valued based on other observable inputs or corroborated market data.
Though the Company believes the methods used to estimate fair value are consistent with those used by other market participants, the use of other methods or assumptions could result in a different estimate of fair value.
The fair value of the Company’s other postretirement benefit plans’ assets (excluding cash) by asset class were as follows:

	Fair Value Measurements at December 31, 2022, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2022
	(In thousands)
Assets:
Cash equivalents	$—	$(17)	$—	$(17)
Equity securities:
U.S. companies	(11)	—	—	(11)
Insurance contract(a)	—	(286)	—	(286)
Total assets measured at fair value	$(11)	$(303)	$—	$(314)
__________________
(a)The insurance contract invests approximately 69 percent in corporate bonds, 14 percent in common stock of large-cap U.S. companies, 13 percent in U.S. Government securities and 4 percent in common stock of small-cap U.S. companies

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2021
	(In thousands)
Assets:
Cash equivalents	$—	$14	$—	$14
Equity securities:
U.S. companies	7	—	—	7
Insurance contract(a)	—	293	—	293
Total assets measured at fair value	$7	$307	$—	$314
__________________
(a)The insurance contract invests approximately 58 percent in corporate bonds, 13 percent in U.S. Government securities, 13 percent in common stock of large-cap U.S. companies, 5 percent in common stock of small-cap U.S. companies and 11 percent in other investments.
Nonqualified benefit plans
The unfunded, nonqualified defined benefit plans in which the Company participates relate to multiple-employer plans sponsored by MDU Resources. The plans maintain separate accounting records for each plan and accounts for the plans as single-employer plans within the Company’s consolidated financial statements. Participants of the Company include executive officers and certain key management employees. The plan generally provides for defined benefit payments at age 65 following the employee’s retirement or, upon death, to their beneficiaries for a 15-year period. In February 2016, MDU Resources froze the unfunded, nonqualified defined benefit plans to new participants and eliminated benefit increases. Vesting for participants not fully vested was retained.
The projected benefit obligation and accumulated benefit obligation for the Company’s participants in these plans at December 31, were as follows:

	2022	2021
	(In thousands)
Projected benefit obligation	$16,047	$20,086
Accumulated benefit obligation	$16,047	$20,086
The components of net periodic benefit cost are included in other income on the Consolidated Statements of Operations. These components related to the Company’s participation in the nonqualified defined benefit plans for the years ended December 31, were as follows:

	2022	2021	2020
	(In thousands)
Components of net periodic benefit cost:
Interest cost	$460	$407	$556
Recognized net actuarial loss	39	223	160
Net periodic benefit cost	$499	$630	$716
Weighted average assumptions used at December 31, were as follows:

	2022	2021
Benefit obligation discount rate	4.97%	2.38%
Benefit obligation rate of compensation increase	N/A	N/A
Net periodic benefit cost discount rate	2.38%	1.95%
Net periodic benefit cost rate of compensation increase	N/A	N/A
The amount of future benefit payments for the unfunded, nonqualified defined benefit plans at December 31, 2022 are expected to aggregate as follows:

	2023	2024	2025	2026	2027	2028-2032
	(In thousands)
Nonqualified benefits	$1,573	$1,621	$1,727	$1,763	$1,653	$6,343
In 2012, MDU Resources established a nonqualified defined contribution plan for certain key management employees. In 2020, the plan was frozen to new participants and no new Company contributions will be made to the plan after December 31, 2020. Vesting for participants not fully vested was retained. A new nonqualified defined contribution plan was adopted in 2020 by MDU Resources, effective January 1, 2021, to replace the plan originally established in 2012 with similar provisions. Expenses incurred by the Company under these plans for 2022, 2021 and 2020 were $1.2 million, $900,000 and $300,000, respectively.
The amount of investments that the Company anticipates using to satisfy obligations under these plans at December 31, was as follows:

	2022	2021
	(In thousands)
Investments
Insurance contract*	$20,083	$21,629
Life insurance**	7,234	7,567
Other	2,448	3,044
Total investments	$29,765	$32,240
__________________
*For more information on the insurance contract, see Note 9.
**Investments of life insurance are carried on plan participants (payable upon the employee’s death).
Defined contribution plans
MDU Resources sponsors a defined contribution plan in which the Company participates. The costs incurred by the Company under this plan for eligible employees were $27.6 million, $26.6 million and $28.0 million in 2022, 2021 and 2020, respectively.
Multiemployer plans
The Company contributes to a number of MEPPs under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects:
•Assets contributed to the MEPP by one employer may be used to provide benefits to employees of other participating employers
•If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers
•If the Company chooses to stop participating in some of its MEPPs, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability
The Company’s participation in these plans is outlined in the following table. Unless otherwise noted, the most recent Pension Protection Act zone status available in 2022, 2021 and 2020 is for the plan’s year-end at December 31, 2021, December 31, 2020, and December 31, 2019, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the yellow zone are between 65 percent and 80 percent funded, and plans in the green zone are at least 80 percent funded.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented	Contributions			Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
		2022	2021		2022	2021	2020
					(In thousands)
Pension Trust Fund for Operating Engineers	946090764-001	Yellow	Yellow	Implemented	$2,484	$2,495	$2,680	No	3/31/2023-6/15/2026
Western Conference of Teamsters Pension Plan	916145047-001	Green	Green	No	3,127	3,006	3,025	No	12/31/2023-12/31/2025
Other funds					—	6,969	7,065
Total contributions					$5,611	$12,470	$12,770
The Company was listed in the plans’ Forms 5500 as providing more than 5 percent of the total contributions for the following plans and plan years:

Pension Fund	Year Contributions to Plan Exceeded More Than 5 Percent of Total Contributions (as of December 31, of the Plan’s Year-End)
Minnesota Teamsters Construction Division Pension Fund	2021 and 2020
Southwest Marine Pension Trust	2021 and 2020
The Company also contributes to a number of multiemployer other postretirement plans under the terms of collective-bargaining agreements that cover its union-represented employees. These plans provide benefits such as health insurance, disability insurance and life insurance to retired union employees. Many of the multiemployer other postretirement plans are combined with active multiemployer health and welfare plans. The Company’s total contributions to its multiemployer other postretirement plans, which also includes contributions to active multiemployer health and welfare plans, were $1.8 million, $3.2 million and $3.4 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Employee benefit plans
Pension and other postretirement plans
The Company has noncontributory qualified defined benefit pension plans and other postretirement benefit plans for certain eligible employees. Prior to the Separation, Knife River was a participant in the MDU Resources postretirement benefit plan. The Company historically treated its share of the postretirement obligation under that plan as a single employer plan in accordance with ASC 715 - Compensation - Retirement Benefits and recorded the funded status and net periodic benefit cost associated with Knife River employees at Knife River. In connection with the Separation, effective June 1, 2023, Knife River established a new, stand-alone postretirement plan comparable to that of MDU Resources and transferred its obligations of $1.5 million for current participants (inclusive of employees that transferred to the Company from MDU Resources) to that plan. The Company's pension benefit plans were stand-alone for Knife River prior to the Separation.
Components of net periodic benefit cost for the Company's pension benefit plans were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2022	2021
	(In thousands)
Components of net periodic benefit cost:
Interest cost	$408	$282	$816	$564
Expected return on assets	(450)	(493)	(900)	(986)
Amortization of net actuarial loss	128	214	256	428
Net periodic benefit cost	$86	$3	$172	$6
Components of net periodic benefit cost for the Company's other postretirement benefit plans were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
	(In thousands)
Components of net periodic benefit cost:
Service cost	$90	$131	$179	$262
Interest cost	180	128	361	256
Expected return on assets	5	(3)	12	(6)
Amortization of prior service credit	(20)	(20)	(40)	(40)
Amortization of net actuarial (gain) loss	(44)	88	(89)	176
Net periodic benefit cost	$211	$324	$423	$648
The components of net periodic benefit cost, other than the service cost component, are included in other income on the Consolidated Statements of Operations. The service cost component is included in selling, general and administrative expenses on the Consolidated Statements of Operations.